Derivative Instruments and Hedging Activities (Details) € in Millions, ₪ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 ILS (₪)	Jun. 30, 2023 EUR (€)
Derivative Instruments and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset	$ 59.0		$ 59.0
Gain (loss) on derivative instrument	$ 1.6	$ 2.4	$ 1.2	$ 3.1
Designated as Hedging Instrument [Member] | Conversion to NIS [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset | ₪					₪ 36.9
Designated as Hedging Instrument [Member] | Conversion to Euro [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset | €						€ 28.2